DIVESTITURE (Details) - USD ($) $ in Millions			3 Months Ended			9 Months Ended
	Jun. 20, 2017	Jun. 05, 2017	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Disclosure of joint ventures [line items]
Net proceeds from sale of a 30% interest in the Côté Gold Project			$ 0.0		$ 0.0	$ 96.5	$ 0.0
Long-term receivable			93.5			93.5		$ 0.0
Reversal of impairment charges			0.0		0.0	524.1	0.0
Assets			3,935.4			3,935.4		$ 3,400.5
Gain on sale of a 30% interest in the Côté Gold Project			0.0		0.0	19.2	0.0
Côté Gold
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		30.00%
Ownership interest in joint venture	70.00%
Exploration and evaluation assets
Disclosure of joint ventures [line items]
Reversal of impairment charges			0.0	$ 400.0	$ 0.0	$ 400.0	$ 0.0
Disposal Of Interest In Cote Gold Project
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	30.00%					30.00%
Sale of ownership interest in joint venture, aggregate consideration	$ 195.0
Net proceeds from sale of a 30% interest in the Côté Gold Project	100.0
Sale of ownership interest in joint venture, consideration receivable	$ 95.0
Sale of ownership interest in joint venture, consideration receivable terms, period following close date	18 months
Payments of transaction costs	$ 3.5
Sale of ownership interest in joint venture, consideration receivable, additional transactions costs	2.9
Long-term receivable			93.5			$ 93.5
Assets	390.4		$ 391.3			$ 391.3
Gain on sale of a 30% interest in the Côté Gold Project	$ 19.2